Stock Options (Details) - Schedule of additional information regarding stock options outstanding	6 Months Ended		12 Months Ended
	Apr. 30, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares	Apr. 30, 2023 $ / shares shares
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	157,666	157,666	157,666	157,666
Weighted average remaining contractual life (years) outstanding	5 years 11 months 15 days	5 years 11 months 15 days
Weighted average exercise price outstanding | (per share)	$ 15.06	$ 20.45
Number of stock options exercisable	93,583	93,583
Weighted average exercise price exercisable | (per share)			$ 14.99	$ 20.35
5.55 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	16,000	16,000	16,000	16,000
Weighted average remaining contractual life (years) outstanding	3 years 25 days	3 years 25 days
Weighted average exercise price outstanding | (per share)	$ 4.09	$ 5.55
Number of stock options exercisable	9,333	9,333
Weighted average exercise price exercisable | (per share)			$ 4.09	$ 5.55
16.80 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	29,333	29,333	29,333	29,333
Weighted average remaining contractual life (years) outstanding	8 years 9 months 3 days	8 years 9 months 3 days
Weighted average exercise price outstanding | (per share)	$ 12.37	$ 16.8
Number of stock options exercisable	16,278	16,278
Weighted average exercise price exercisable | (per share)			$ 12.37	$ 16.8
20.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	12,667	12,667	12,667	12,667
Weighted average remaining contractual life (years) outstanding	8 years 7 months 9 days	8 years 7 months 9 days
Weighted average exercise price outstanding | (per share)	$ 15.02	$ 20.4
Number of stock options exercisable	12,667	12,667
Weighted average exercise price exercisable | (per share)			$ 15.02	$ 20.4
22.50 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	35,000	35,000	35,000	35,000
Weighted average remaining contractual life (years) outstanding	3 years 25 days	3 years 25 days
Weighted average exercise price outstanding | (per share)	$ 16.57	$ 22.5
Number of stock options exercisable	21,666	21,666
Weighted average exercise price exercisable | (per share)			$ 16.57	$ 22.5
23.40 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	6,000	6,000	6,000	6,000
Weighted average remaining contractual life (years) outstanding	6 years	6 years
Weighted average exercise price outstanding | (per share)	$ 17.23	$ 23.4
Number of stock options exercisable	3,250	3,250
Weighted average exercise price exercisable | (per share)			$ 17.23	$ 23.4
24.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	31,333	31,333	31,333	31,333
Weighted average remaining contractual life (years) outstanding	8 years 9 months 3 days	8 years 9 months 3 days
Weighted average exercise price outstanding | (per share)	$ 17.68	$ 24
Number of stock options exercisable	13,056	13,056
Weighted average exercise price exercisable | (per share)			$ 17.68	$ 24
24.90 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	4,000	4,000	4,000	4,000
Weighted average remaining contractual life (years) outstanding	3 years 4 months 20 days	3 years 4 months 20 days
Weighted average exercise price outstanding | (per share)	$ 18.34	$ 24.9
Number of stock options exercisable	4,000	4,000
Weighted average exercise price exercisable | (per share)			$ 18.34	$ 24.9
25.20 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	20,000	20,000	20,000	20,000
Weighted average remaining contractual life (years) outstanding	3 years 2 months 4 days	3 years 2 months 4 days
Weighted average exercise price outstanding | (per share)	$ 18.56	$ 25.2
Number of stock options exercisable	11,667	11,667
Weighted average exercise price exercisable | (per share)			$ 18.56	$ 25.2
30.00 [Member]
Stock Options (Details) - Schedule of additional information regarding stock options outstanding [Line Items]
Number of stock options outstanding	3,333	3,333	3,333	3,333
Weighted average remaining contractual life (years) outstanding	8 years 7 months 9 days	8 years 7 months 9 days
Weighted average exercise price outstanding | (per share)	$ 22.09	$ 30
Number of stock options exercisable	1,666	1,666
Weighted average exercise price exercisable | (per share)			$ 22.09	$ 30